Non-current receivables - Schedule of non-current receivables by contractual maturity date (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 55,054	$ 71,083
Within two years
Disclosure of detailed information about financial instruments [line items]
Receivables	2,100	1,959
Between two and three years
Disclosure of detailed information about financial instruments [line items]
Receivables	2,305	2,076
Between three and four years
Disclosure of detailed information about financial instruments [line items]
Receivables	18,862	2,278
Between four and five years
Disclosure of detailed information about financial instruments [line items]
Receivables	2,764	38,754
More than five years
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 29,023	$ 26,016